Investment Objectives and Goals - Tuttle Capital AI Bottleneck ETF	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary — Tuttle Capital AI Bottleneck ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Bottleneck ETF (the “Fund”) seeks long-term capital appreciation.